Common shares - Vesting schedule of restricted stock (Details) - 2013 Equity Incentive Plan [Member] - Restricted Stock [Member]	1 Months Ended	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2019
Directors [Member] | First vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights Percentage1	33.00%
Directors [Member] | Second vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights Percentage1	33.00%
Directors [Member] | Third vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights Percentage1	33.00%
SSH Employees [Member] | First vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights Percentage1		33.00%
SSH Employees [Member] | Second vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights Percentage1	33.00%	33.00%
SSH Employees [Member] | Third vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights Percentage1	33.00%	33.00%